Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund (Prospectus Summary): | Aberdeen Asia Pacific (ex-Japan) Equity Institutional Fund
Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund

ABERDEEN FUNDS

Supplement to the Aberdeen Funds Statutory Prospectus and Statement of Additional Information dated February 28, 2011.

The following replaces the contact information on pages 73, 77, 81 and 84 of the Statutory Prospectus for obtaining performance information for the Aberdeen Asia Bond Institutional Fund, Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund, Aberdeen Emerging Markets Institutional Fund and Aberdeen International Equity Institutional Fund, respectively (collectively, the “Institutional Funds”):

For updated performance information, please visit www.aberdeen-asset.us or call 888-380-7919.

THIS SUPPLEMENT IS DATED June 3, 2011

Please keep this supplement for future reference